Fair Value Measurements - Short Term Investment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 17,620
Unrealized Gains	1
Unrealized Losses	(19)
Estimated Fair Value	$ 17,602
US Treasury Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Maturity (in years)	1 year
Amortized Cost	$ 17,620
Unrealized Gains	1
Unrealized Losses	(19)
Estimated Fair Value	$ 17,602